Capital management policies and procedures (Details) $ in Thousands	Dec. 31, 2017 MXN ($)	Dec. 31, 2016 MXN ($)	Dec. 31, 2015 MXN ($)	Dec. 31, 2014 MXN ($)
Capital management policies and procedures [Abstract]
Stockholders' equity	$ 2,229,062	$ 963,990	$ 431,806	$ 637,545
Total financial debt	898,618	10,070,457
Cash and cash equivalents	(461,554)	(902,704)	$ (1,045,359)	$ (743,046)
General financing	$ 437,064	$ 9,167,753
Ratio of total debt to stockholders' equity	0.20	9.51